Financial Investments - Contractual maturities and weighted average yields of investment debt securities (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial assets [line items]
Amortised cost	$ 436,959	$ 404,111
Financial assets	2,621,427	2,471,203
Debt securities measured at fair value through other comprehensive income
Disclosure of financial assets [line items]
Financial assets	357,577	344,767
Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	85,735	62,666
Debt securities
Disclosure of financial assets [line items]
Financial assets	85,735	62,666
Debt securities | Debt securities measured at fair value through other comprehensive income
Disclosure of financial assets [line items]
Financial assets	260,536	246,371
Debt securities | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	75,259	61,987
US Treasury
Disclosure of financial assets [line items]
Amortised cost	79,633	54,941
US Government agencies
Disclosure of financial assets [line items]
Amortised cost	26,356	21,058
US Government-sponsored entities
Disclosure of financial assets [line items]
Amortised cost	8,070	12,867
UK Government
Disclosure of financial assets [line items]
Amortised cost	28,621	20,576
Hong Kong Government
Disclosure of financial assets [line items]
Amortised cost	47,824	49,956
Other governments
Disclosure of financial assets [line items]
Amortised cost	140,510	142,495
Asset-backed securities
Disclosure of financial assets [line items]
Amortised cost	2,954	3,579
Corporate debt and other securities
Disclosure of financial assets [line items]
Amortised cost	101,750	97,286
Up to 1 year | Debt securities | Debt securities measured at fair value through other comprehensive income
Disclosure of financial assets [line items]
Amortised cost	61,184
Financial assets	61,833	61,598
Up to 1 year | Debt securities | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Amortised cost	5,472
Financial assets	5,472	2,519
Up to 1 year | US Treasury | Debt securities measured at fair value through other comprehensive income
Disclosure of financial assets [line items]
Amortised cost	$ 6,322
Yield	2.10%
Up to 1 year | US Treasury | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Amortised cost	$ 3,010
Yield	1.90%
Up to 1 year | US Government agencies | Debt securities measured at fair value through other comprehensive income
Disclosure of financial assets [line items]
Amortised cost	$ 0
Yield	0.00%
Up to 1 year | US Government agencies | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Amortised cost	$ 0
Yield	0.00%
Up to 1 year | US Government-sponsored entities | Debt securities measured at fair value through other comprehensive income
Disclosure of financial assets [line items]
Amortised cost	$ 725
Yield	2.80%
Up to 1 year | US Government-sponsored entities | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Amortised cost	$ 0
Yield	0.00%
Up to 1 year | UK Government | Debt securities measured at fair value through other comprehensive income
Disclosure of financial assets [line items]
Amortised cost	$ 4,681
Yield	1.30%
Up to 1 year | Hong Kong Government | Debt securities measured at fair value through other comprehensive income
Disclosure of financial assets [line items]
Amortised cost	$ 559
Yield	1.30%
Up to 1 year | Hong Kong Government | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Amortised cost	$ 10
Yield	1.60%
Up to 1 year | Other governments | Debt securities measured at fair value through other comprehensive income
Disclosure of financial assets [line items]
Amortised cost	$ 39,144
Yield	2.30%
Up to 1 year | Other governments | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Amortised cost	$ 128
Yield	4.40%
Up to 1 year | Asset-backed securities | Debt securities measured at fair value through other comprehensive income
Disclosure of financial assets [line items]
Amortised cost	$ 18
Yield	2.70%
Up to 1 year | Asset-backed securities | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Amortised cost	$ 0
Yield	0.00%
Up to 1 year | Corporate debt and other securities | Debt securities measured at fair value through other comprehensive income
Disclosure of financial assets [line items]
Amortised cost	$ 9,735
Yield	2.00%
Up to 1 year | Corporate debt and other securities | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Amortised cost	$ 2,324
Yield	3.50%
1 to 5 years | Debt securities | Debt securities measured at fair value through other comprehensive income
Disclosure of financial assets [line items]
Amortised cost	$ 121,229
Financial assets	123,740	124,075
1 to 5 years | Debt securities | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Amortised cost	14,395
Financial assets	14,395	10,086
1 to 5 years | US Treasury | Debt securities measured at fair value through other comprehensive income
Disclosure of financial assets [line items]
Amortised cost	$ 26,834
Yield	2.00%
1 to 5 years | US Treasury | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Amortised cost	$ 4,879
Yield	1.80%
1 to 5 years | US Government agencies | Debt securities measured at fair value through other comprehensive income
Disclosure of financial assets [line items]
Amortised cost	$ 79
Yield	2.20%
1 to 5 years | US Government agencies | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Amortised cost	$ 13
Yield	3.80%
1 to 5 years | US Government-sponsored entities | Debt securities measured at fair value through other comprehensive income
Disclosure of financial assets [line items]
Amortised cost	$ 167
Yield	3.10%
1 to 5 years | US Government-sponsored entities | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Amortised cost	$ 482
Yield	2.70%
1 to 5 years | UK Government | Debt securities measured at fair value through other comprehensive income
Disclosure of financial assets [line items]
Amortised cost	$ 4,393
Yield	1.10%
1 to 5 years | Hong Kong Government | Debt securities measured at fair value through other comprehensive income
Disclosure of financial assets [line items]
Amortised cost	$ 145
Yield	1.80%
1 to 5 years | Hong Kong Government | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Amortised cost	$ 20
Yield	1.60%
1 to 5 years | Other governments | Debt securities measured at fair value through other comprehensive income
Disclosure of financial assets [line items]
Amortised cost	$ 54,689
Yield	2.80%
1 to 5 years | Other governments | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Amortised cost	$ 552
Yield	3.40%
1 to 5 years | Asset-backed securities | Debt securities measured at fair value through other comprehensive income
Disclosure of financial assets [line items]
Amortised cost	$ 1
Yield	0.50%
1 to 5 years | Asset-backed securities | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Amortised cost	$ 0
Yield	0.00%
1 to 5 years | Corporate debt and other securities | Debt securities measured at fair value through other comprehensive income
Disclosure of financial assets [line items]
Amortised cost	$ 34,921
Yield	1.80%
1 to 5 years | Corporate debt and other securities | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Amortised cost	$ 8,449
Yield	3.40%
5 to 10 years | Debt securities | Debt securities measured at fair value through other comprehensive income
Disclosure of financial assets [line items]
Amortised cost	$ 41,426
Financial assets	42,831	36,194
5 to 10 years | Debt securities | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Amortised cost	21,431
Financial assets	21,431	16,065
5 to 10 years | US Treasury | Debt securities measured at fair value through other comprehensive income
Disclosure of financial assets [line items]
Amortised cost	$ 18,208
Yield	2.00%
5 to 10 years | US Treasury | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Amortised cost	$ 2,931
Yield	1.90%
5 to 10 years | US Government agencies | Debt securities measured at fair value through other comprehensive income
Disclosure of financial assets [line items]
Amortised cost	$ 1
Yield	4.70%
5 to 10 years | US Government agencies | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Amortised cost	$ 19
Yield	3.50%
5 to 10 years | US Government-sponsored entities | Debt securities measured at fair value through other comprehensive income
Disclosure of financial assets [line items]
Amortised cost	$ 1,940
Yield	2.80%
5 to 10 years | US Government-sponsored entities | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Amortised cost	$ 551
Yield	2.30%
5 to 10 years | UK Government | Debt securities measured at fair value through other comprehensive income
Disclosure of financial assets [line items]
Amortised cost	$ 4,443
Yield	0.20%
5 to 10 years | Hong Kong Government | Debt securities measured at fair value through other comprehensive income
Disclosure of financial assets [line items]
Amortised cost	$ 152
Yield	3.20%
5 to 10 years | Hong Kong Government | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Amortised cost	$ 9
Yield	1.40%
5 to 10 years | Other governments | Debt securities measured at fair value through other comprehensive income
Disclosure of financial assets [line items]
Amortised cost	$ 11,478
Yield	1.70%
5 to 10 years | Other governments | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Amortised cost	$ 487
Yield	3.10%
5 to 10 years | Asset-backed securities | Debt securities measured at fair value through other comprehensive income
Disclosure of financial assets [line items]
Amortised cost	$ 325
Yield	3.10%
5 to 10 years | Asset-backed securities | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Amortised cost	$ 0
Yield	0.00%
5 to 10 years | Corporate debt and other securities | Debt securities measured at fair value through other comprehensive income
Disclosure of financial assets [line items]
Amortised cost	$ 4,879
Yield	2.20%
5 to 10 years | Corporate debt and other securities | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Amortised cost	$ 17,434
Yield	3.30%
Over 10 years | Debt securities | Debt securities measured at fair value through other comprehensive income
Disclosure of financial assets [line items]
Amortised cost	$ 31,118
Financial assets	32,132	24,504
Over 10 years | Debt securities | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Amortised cost	33,961
Financial assets	33,961	$ 33,317
Over 10 years | US Treasury | Debt securities measured at fair value through other comprehensive income
Disclosure of financial assets [line items]
Amortised cost	$ 3,268
Yield	2.90%
Over 10 years | US Treasury | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Amortised cost	$ 141
Yield	4.20%
Over 10 years | US Government agencies | Debt securities measured at fair value through other comprehensive income
Disclosure of financial assets [line items]
Amortised cost	$ 15,581
Yield	2.60%
Over 10 years | US Government agencies | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Amortised cost	$ 10,286
Yield	2.60%
Over 10 years | US Government-sponsored entities | Debt securities measured at fair value through other comprehensive income
Disclosure of financial assets [line items]
Amortised cost	$ 2,191
Yield	3.00%
Over 10 years | US Government-sponsored entities | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Amortised cost	$ 2,015
Yield	3.20%
Over 10 years | UK Government | Debt securities measured at fair value through other comprehensive income
Disclosure of financial assets [line items]
Amortised cost	$ 2,811
Yield	2.80%
Over 10 years | Hong Kong Government | Debt securities measured at fair value through other comprehensive income
Disclosure of financial assets [line items]
Amortised cost	$ 0
Yield	0.00%
Over 10 years | Hong Kong Government | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Amortised cost	$ 0
Yield	0.00%
Over 10 years | Other governments | Debt securities measured at fair value through other comprehensive income
Disclosure of financial assets [line items]
Amortised cost	$ 1,862
Yield	3.60%
Over 10 years | Other governments | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Amortised cost	$ 832
Yield	4.20%
Over 10 years | Asset-backed securities | Debt securities measured at fair value through other comprehensive income
Disclosure of financial assets [line items]
Amortised cost	$ 2,610
Yield	2.20%
Over 10 years | Asset-backed securities | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Amortised cost	$ 2
Yield	7.50%
Over 10 years | Corporate debt and other securities | Debt securities measured at fair value through other comprehensive income
Disclosure of financial assets [line items]
Amortised cost	$ 2,795
Yield	3.40%
Over 10 years | Corporate debt and other securities | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Amortised cost	$ 20,685
Yield	3.80%